Stock Based Compensation - Schedule of Outstanding and Exercisable Restricted Stock Units (Details) (10K) - Restricted Stock Units (RSUs) [Member] - shares	Sep. 13, 2019	Nov. 27, 2018	Dec. 31, 2019
Restricted Stock Units Exercisable, Exercisable Into Common stock	Common Stock	Common Stock
Restricted Stock Units Exercisable, Outstanding Number of Units	156,250	38,910	195,160
Restricted Stock Units Exercisable, Weighted Average Remaining Life in Years	2 years 8 months 12 days	1 year 9 months 18 days